Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Compensation Actually Paid to Non-CEO NEOs(2)	COPT Defense Total Shareholder Return	Office Property Sector of FTSE Nareit All Equity REITs Index Total Shareholder Return(5)	Net Income(6)	FFO per Share(7)
2023	$6,168,342	$7,178,869	$1,672,030	$559,464	$103.90	$63.34	$(74,347)	$2.42
2022	$5,547,060	$8,518,704	$2,114,677	$2,814,964	$100.32	$62.07	$178,822	$2.36
2021	$5,502,562	$7,170,639	$2,231,836	$2,539,830	$103.69	$99.51	$81,578	$2.29
2020	$4,548,812	$4,844,929	$1,405,232	$550,795	$92.89	$81.56	$102,878	$2.12

Company Selected Measure Name	FFO per share
Named Executive Officers, Footnote	Represents the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Budorick. Represents the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs other than Mr. Budorick, including:
>for 2023: Mr. Snider, our EVP + COO since December 2023, Mr. Hartman, who served as our EVP + COO until March 2, 2023, and Mr. Mifsud, our EVP + CFO;
>for 2022 and 2021: Mr. Hartman, our EVP + COO, and Mr. Mifsud, our EVP + CFO; and
	>for 2020: Mr. Hartman who served as our EVP + COO in November and December 2020, Mr. Paul R. Adkins who served as our EVP + COO until March 16, 2020, and Mr. Mifsud, our EVP + CFO.
Peer Group Issuers, Footnote	Pursuant to SEC rules, we are utilizing the Office Property Sector of the FTSE Nareit All Equity REITs index for TSR comparison within our Pay-Versus-Performance disclosure as the peer group, as it is the index utilized within our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 6,168,342	$ 5,547,060	$ 5,502,562	$ 4,548,812
PEO Actually Paid Compensation Amount	$ 7,178,869	8,518,704	7,170,639	4,844,929
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Budorick and for the average of the non-CEO NEOs are set forth following the footnotes to this table.
The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:

	CEO				Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$6,168,342	$5,547,060	$5,502,562	$4,548,812	$1,672,030	$2,114,677	$2,231,836	$1,405,232
Subtract: Grant Date Fair Value of Awards in Year(1)	(3,951,507)	(3,583,054)	(3,278,200)	(2,741,199)	(1,009,455)	(1,044,106)	(976,715)	(822,167)
Add: Year End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	3,997,691	4,228,174	3,454,244	2,552,887	610,005	1,232,094	1,029,165	489,327
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	20,856	1,066,829	338,161	(73,623)	2,096	307,193	74,414	(7,703)
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	627,112	892,804	892,746	533,320	65,331	146,828	140,535	33,458
Subtract: Prior Year End Value of Grants Forfeited in Year(5)	—	—	—	—	(816,120)	—	—	(550,372)
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	316,375	366,891	261,126	24,732	35,577	58,278	40,595	3,020
Compensation Actually Paid	$7,178,869	$8,518,704	$7,170,639	$4,844,929	$559,464	$2,814,964	$2,539,830	$550,795
(1)Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.
(2)Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.
(3)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.
(4)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.
(5)Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.
	(6)Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2019 and 2020 with a cash settlement feature for dividends or distributions on earned awards.
Non-PEO NEO Average Total Compensation Amount	$ 1,672,030	2,114,677	2,231,836	1,405,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 559,464	2,814,964	2,539,830	550,795
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Mr. Budorick and for the average of the non-CEO NEOs are set forth following the footnotes to this table.
The table below reconciles the amounts reported above for NEO Summary Compensation Table amounts to the amounts reported above as compensation actually paid:

	CEO				Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$6,168,342	$5,547,060	$5,502,562	$4,548,812	$1,672,030	$2,114,677	$2,231,836	$1,405,232
Subtract: Grant Date Fair Value of Awards in Year(1)	(3,951,507)	(3,583,054)	(3,278,200)	(2,741,199)	(1,009,455)	(1,044,106)	(976,715)	(822,167)
Add: Year End Fair Value of Outstanding and Unvested Awards Granted in Year(2)	3,997,691	4,228,174	3,454,244	2,552,887	610,005	1,232,094	1,029,165	489,327
Add/Subtract: Change in Fair Value of Outstanding and Unvested Prior Year Grants(3)	20,856	1,066,829	338,161	(73,623)	2,096	307,193	74,414	(7,703)
Add/Subtract: Change in Fair Value of Vested Prior Year Grants(4)	627,112	892,804	892,746	533,320	65,331	146,828	140,535	33,458
Subtract: Prior Year End Value of Grants Forfeited in Year(5)	—	—	—	—	(816,120)	—	—	(550,372)
Add: Dividends and Distributions on Stock Awards Not Included in Award Fair Value(6)	316,375	366,891	261,126	24,732	35,577	58,278	40,595	3,020
Compensation Actually Paid	$7,178,869	$8,518,704	$7,170,639	$4,844,929	$559,464	$2,814,964	$2,539,830	$550,795
(1)Represents the fair value as of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year, as reported in the Summary Compensation Table.
(2)Represents the fair value as of the end of the indicated fiscal year of the outstanding and unvested stock awards granted during such fiscal year.
(3)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and remained outstanding and unvested as of the last day of the indicated fiscal year.
(4)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year, and vested during the indicated fiscal year.
(5)Represents the fair value as of the last day of the prior fiscal year of stock awards that were forfeited in the indicated fiscal year.
	(6)Represents the dividends and distributions paid in cash on stock awards in the indicated fiscal year not included in the award fair value, which applies to PSU and PB-PIU awards issued in 2019 and 2020 with a cash settlement feature for dividends or distributions on earned awards.
Compensation Actually Paid vs. Total Shareholder Return
The graph set forth below illustrates the relationship of our NEO compensation actually paid to our TSR, as well as the relationship of our TSR to that of the peer group (the Office Property Sector of the FTSE Nareit All Equity REITs index):

Compensation Actually Paid vs. Net Income	The graph set forth below illustrates the relationship of our NEO compensation actually paid to our net income:
Compensation Actually Paid vs. Company Selected Measure	The graph set forth below illustrates the relationship of our NEO compensation actually paid to our FFO per share:
Total Shareholder Return Vs Peer Group
The graph set forth below illustrates the relationship of our NEO compensation actually paid to our TSR, as well as the relationship of our TSR to that of the peer group (the Office Property Sector of the FTSE Nareit All Equity REITs index):

Tabular List, Table	FFO per share;
>Same Property cash NOI;
>Net debt to in-place adjusted EBITDA ratio, which we refer to as “debt ratio”;
>Development leasing volume;
>New leasing annualized rental revenue; and
	>Core portfolio occupancy.
Total Shareholder Return Amount	$ 103.90	100.32	103.69	92.89
Peer Group Total Shareholder Return Amount	63.34	62.07	99.51	81.56
Net Income (Loss)	$ (74,347,000)	$ 178,822,000	$ 81,578,000	$ 102,878,000
Company Selected Measure Amount | $ / shares	2.42	2.36	2.29	2.12
PEO Name	Mr. Budorick	Mr. Budorick	Mr. Budorick	Mr. Budorick
Additional 402(v) Disclosure	Pursuant to SEC rules, the total shareholder return (“TSR”) comparison assumes $100 was invested on December 31, 2019 in either our common shares or common equity of the peer group. Presented in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	FFO per share
Non-GAAP Measure Description	We consider the most important financial measure in linking our pay to performance to be FFO per share, which is the highest weighted objective in our AIA program.
Measure:: 2
Pay vs Performance Disclosure
Name	Same Property cash NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Net debt to in-place adjusted EBITDA ratio, which we refer to as “debt ratio”
Measure:: 4
Pay vs Performance Disclosure
Name	Development leasing volume
Measure:: 5
Pay vs Performance Disclosure
Name	New leasing annualized rental revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Core portfolio occupancy
PEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,951,507)	$ (3,583,054)	$ (3,278,200)	$ (2,741,199)
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,997,691	4,228,174	3,454,244	2,552,887
PEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,856	1,066,829	338,161	(73,623)
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,112	892,804	892,746	533,320
PEO | Prior Year End Value Of Grants Forfeited In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,375	366,891	261,126	24,732
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,009,455)	(1,044,106)	(976,715)	(822,167)
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,005	1,232,094	1,029,165	489,327
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,096	307,193	74,414	(7,703)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,331	146,828	140,535	33,458
Non-PEO NEO | Prior Year End Value Of Grants Forfeited In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(816,120)	0	0	(550,372)
Non-PEO NEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,577	$ 58,278	$ 40,595	$ 3,020